VARIABLE INTEREST ENTITIES - Assets and Liabilities of VIEs Consolidation (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Total Assets	$ 2,156,789	$ 1,159,578	$ 660,068
Total liabilities	980,229	796,203	437,645
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total Assets	97,116	139,628	67,264
Total liabilities	65,859	103,560	55,344
Variable Interest Entity, Primary Beneficiary | Offshore Solana Fund
Variable Interest Entity [Line Items]
Total Assets	12,151	17,811
Total liabilities	0	4
Variable Interest Entity, Primary Beneficiary | Figure REIT
Variable Interest Entity [Line Items]
Total Assets	62,353	121,817
Total liabilities	43,861	103,556
Variable Interest Entity, Primary Beneficiary | Figure Certificate Company
Variable Interest Entity [Line Items]
Total Assets	22,612	0	67,264
Total liabilities	$ 21,998	$ 0	$ 55,344